Income taxes (Tables)	12 Months Ended
Jan. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset	As of January 31, our deferred tax asset is as follows:
	January 31, 2023	January 31, 2022
Deferred Tax Assets	$6,712,000	$6,872,000
Less Valuation Allowance	(6,712,000)	(6,872,000)
	$-	$-